Segment Information - Narrative (Details) $ in Thousands	6 Months Ended	9 Months Ended
	Jun. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) operational_flng segment undergoing_conversion	Sep. 30, 2022 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | segment		3
Number of operational FLNG | operational_flng		1
Number of undergoing conversions | undergoing_conversion		1
Impairment of long-lived assets | $	$ 76,200	$ 5,021	$ 76,155